Convertible Preferred Shares and Redeemable Convertible Preferred Share (Details)	12 Months Ended
Jun. 30, 2014 $ / shares shares
Convertible Preferred Shares [Line Items]
Total Shares Originally Issued	117,815,521
Number of Shares Cancelled, Repurchased, or Converted	117,477,025
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	338,496
Series A [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	1999~2003
Total Shares Originally Issued	13,411,171
Number of Shares Cancelled, Repurchased, or Converted	13,411,171
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	0
Initial Conversion Ratio	1:1.70795
Series A [Member] | Minimum [Member]
Convertible Preferred Shares [Line Items]
Issue Price per Share | $ / shares	$ 0
Series A [Member] | Maximum [Member]
Convertible Preferred Shares [Line Items]
Issue Price per Share | $ / shares	$ 2.06
Series B [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2004
Issue Price per Share | $ / shares	$ 0.49
Total Shares Originally Issued	4,176,069
Number of Shares Cancelled, Repurchased, or Converted	3,918,903
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	257,166
Initial Conversion Ratio	1:1
Series C [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2001
Issue Price per Share | $ / shares	$ 0.51
Total Shares Originally Issued	15,722,878
Number of Shares Cancelled, Repurchased, or Converted	15,641,548
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	81,330
Initial Conversion Ratio	1:1
Series D-1 [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2006, 2007
Issue Price per Share | $ / shares	$ 1.03
Total Shares Originally Issued	19,426,717
Number of Shares Cancelled, Repurchased, or Converted	19,426,717
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	0
Initial Conversion Ratio	1:1
Series D-2 [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2008
Issue Price per Share | $ / shares	$ 1.60
Total Shares Originally Issued	4,687,500
Number of Shares Cancelled, Repurchased, or Converted	4,687,500
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	0
Initial Conversion Ratio	1:1
Series E [Member]
Convertible Preferred Shares [Line Items]
Year of Issuance	2008
Issue Price per Share | $ / shares	$ 1.80
Total Shares Originally Issued	60,391,186
Number of Shares Cancelled, Repurchased, or Converted	60,391,186
Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	0
Initial Conversion Ratio	1:1